Long-Term Borrowings- Reconciliation of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Balance at beginning of year	$ 10,454	$ 4,220
Long-term borrowings [member]
IFRS Statement [Line Items]
Balance at beginning of year	58,500	0
Change from financing activities:
Proceeds from borrowings		60,000
Repayments of borrowings	(6,000)	(1,500)
Total changes from financing activities	(6,000)	58,500
Ending Balance	$ 52,500	$ 58,500